Stock Based Compensation (Schedule Of Restricted Stock Activity) (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Stock Based Compensation [Abstract]
Shares, Unvested shares, at January 1, 2013
Shares, Granted	376,877
Shares, Vested	(133,866)
Shares, Unvested shares, as of September 30, 2013	243,011
Weighted Average Grant price, Unvested shares, at January 1, 2013
Weighted Average Grant price, Granted	$ 9.23
Weighted Average Grant price, Vested	$ 8.21
Weighted Average Grant price, Unvested shares, at September 30, 2013	$ 9.80